COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
Lease Commitments
The Company leases certain facilities, vehicles and equipment principally under operating leases. Rental expense related to operating lease agreements was $77 million, $84 million and $85 million and for 2017, 2016 and 2015, respectively. Minimum future rental payments under non-cancelable operating and capital leases for each of the five succeeding years ending December 31 and thereafter are as follows:

(in millions)	Operating Lease Obligations	Capital Lease Obligations
2018	$73	$2
2019	60	1
2020	50	1
2021	37	1
2022	34	1
Thereafter	132	—
Total	$386	$6

Other Commitments
The Company has commitments related to capital expenditures of approximately $35 million as of December 31, 2017.
Under certain agreements, the Company may be required to make payments contingent upon the achievement of specific developmental, regulatory, or commercial milestones. In connection with certain business combinations, including the Salix Acquisition, among others, the Company may make contingent consideration payments, as further described in Note 3, "ACQUISITIONS" and Note 6, "FAIR VALUE MEASUREMENTS". In addition to these contingent consideration payments, as of December 31, 2017, the Company estimates that it may pay other potential milestone payments and license fees, including sales-based milestones, of up to approximately $935 million over time, in the aggregate, to third parties, primarily consisting of the following:

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In connection with certain agreements assumed in the Salix Acquisition which was consummated in April 2015, the Company estimates that it may pay to third parties potential milestones of up to approximately $200 million over time (the majority of which relates to sales-based milestones), in the aggregate.

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The Company has made specific regulatory milestone payments related to and shares the profits for brodalumab with AstraZeneca under the terms of the October 2015 license agreement described in Note 3, "ACQUISITIONS". As of December 31, 2017, the Company may be required to pay up to an additional $20 million in regulatory milestone payments and up to $175 million in sales-related milestone payments in accordance with the October 2015 license agreement.

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Under the terms of a March 2010 development and licensing agreement between B&L and Nicox Inc., the Company has exclusive worldwide rights to develop and commercialize, for certain indications, products containing latanoprostene bunod, a nitric oxide donating compound for the treatment of glaucoma and ocular hypertension. The Company may be required to make potential regulatory, commercialization and sales-based milestone payments over time up to $145 million, in the aggregate, as well as royalties on future sales.

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Under the term of the 2012 acquisition of Medicis Pharmaceutical Corporation, the Company may be required to make potential regulatory, commercialization and sales-based milestone payments over time up to $145 million, in the aggregate.

Due to the nature of these arrangements, the future potential payments related to the attainment of the specified milestones over a period of several years are inherently uncertain.
Indemnification Provisions
In the normal course of business, the Company enters into agreements that include indemnification provisions for product liability and other matters. These provisions are generally subject to maximum amounts, specified claim periods, and other conditions and limits. As of December 31, 2017 or 2016, no material amounts were accrued for the Company’s obligations under these indemnification provisions. In addition, the Company is obligated to indemnify its officers and directors in respect of any legal claims or actions initiated against them in their capacity as officers and directors of the Company in accordance with applicable law. Pursuant to such indemnities, the Company is indemnifying certain former officers and directors in respect of certain litigation and regulatory matters.